Atlantic Whitehall Funds Trust
Registration Nos. 33-83430; 811-8738

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

The undersigned hereby certifies on behalf of Atlantic Whitehall Funds Trust (the "Trust") that the Prospectuses and related Statement of Additional Information describing the Growth Fund, Mid-Cap Growth Fund, Multi-Cap Global Value Fund, International Fund, Income Fund, Balanced Fund and Short-Term Municipal Bond Fund of the Trust, all of which would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statement of Additional Information for the Funds of the Trust contained in Post-Effective Amendment No. 25 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on April 1, 2004.

IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 6th of April, 2004.

Witness:	ATLANTIC WHITEHALL FUNDS TRUST
By: /s/ Gabrielle Bailey	By: /s/ Paul Elmlinger
Name: Gabrielle Bailey	Name: Paul Elmlinger
Title: Assistant Secretary	Title: Secretary